Loans Payable — Financial Institution	12 Months Ended
Sep. 30, 2023
Loans Payable - Financial Institution [Abstract]
LOANS PAYABLE — FINANCIAL INSTITUTION

18. LOANS PAYABLE — FINANCIAL INSTITUTION

The long-term loan as of September 30, 2023 and 2022 are set out below:

	As of September 30, 2023	As of September 30, 2022
	$	$
Loans payable – Financial Institution	59,446	69,104

	As of September 30, 2023	As of September 30, 2022
	$	$
Loans payable – Financial Institution
Current portion	11,323	7,719
Non-current portion	48,123	61,385
Total	59,446	69,104

Loans payable – Financial Institution	Currency	Period	Interest rate	Third Party guarantee	Directors’ Personal guarantee	Carrying amount
						$
Japan Finance Corporation	JPY	January 2022– December 2028	1.66%	NIL	Guaranteed by Mr. Weicheng Hsiao	59,446
September 30, 2023						59,446

Loans payable – Financial Institution	Currency	Period	Interest rate	Third Party guarantee	Directors’ Personal guarantee	Carrying amount
						$
Japan Finance Corporation	JPY	January 2022– December 2028	1.66%	NIL	Guaranteed by Mr. Weicheng Hsiao	69,104
September 30, 2022						69,104

	Carrying amount	Within 1 year	2025	2026	2027	2028	Thereafter
	$	$	$	$	$	$	$
Japan Finance Corporation	59,446	11,323	11,323	11,323	11,323	11,323	2,831
September 30, 2023	59,446	11,323	11,323	11,323	11,323	11,323	2,831

	Carrying amount	Within 1 year	2024	2025	2026	2027	Thereafter
	$	$	$	$	$	$	$
Japan Finance Corporation	69,104	7,719	11,692	11,692	11,692	11,692	14,617
September 30, 2022	69,104	7,719	11,692	11,692	11,692	11,692	14,617